FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS [Abstract]
Total current assets	$ 63,579,127	$ 58,321,130
NON-CURRENT ASSETS [Abstract]
Total non-current assets	40,177,182	43,736,729
Total assets	103,756,309	102,057,859
CURRENT LIABILITIES [Abstract]
Total current liabilities	16,884,944	17,101,742
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	90,694,136	100,121,274
Total liabilities	107,579,080	117,223,016
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	10,524,936	11,820,683
Derivative Financial Instruments [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		82,329
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,919,929	2,299,738
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	2,153,524	2,279,022
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	286,555	619,970
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	90,694,136	100,121,274
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	82,329
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	82,329
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Derivative Financial Instruments [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		82,329
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Other Financial Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	16,884,944	17,019,413
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	90,694,136	100,121,274
Total liabilities	107,579,080	117,140,687
Other Financial Liabilities [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	10,524,936	11,820,683
Other Financial Liabilities [Member] | Derivative Financial Instruments [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		0
Other Financial Liabilities [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,919,929	2,299,738
Other Financial Liabilities [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	2,153,524	2,279,022
Other Financial Liabilities [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	286,555	619,970
Other Financial Liabilities [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	90,694,136	100,121,274
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	16,939,295	20,693,854
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	4,359,818	3,151,559
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,899	16,330
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,438	3,721
NON-CURRENT ASSETS [Abstract]
Total non-current assets	40,162,283	43,720,399
Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	39,289,630	25,844,992
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,988,946	8,627,004
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	41,955,444	34,042,964
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	41,955,444	34,042,964
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	39,289,630	25,844,992
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,665,814	8,197,972
Financial assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	21,623,683	24,278,166
NON-CURRENT ASSETS [Abstract]
Total non-current assets	40,177,182	43,736,729
Total assets	61,800,865	68,014,895
Financial assets at Amortized Cost [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	16,939,295	20,693,854
Financial assets at Amortized Cost [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	4,359,818	3,151,559
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,899	16,330
Financial assets at Amortized Cost [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,438	3,721
NON-CURRENT ASSETS [Abstract]
Total non-current assets	40,162,283	43,720,399
Financial assets at Amortized Cost [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 323,132	$ 429,032